Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,575,000
Previously Paid Amount	0.00
Total Fee Amount	1,460.41
Total Offset Amount	0.00
Net Fee	1,460.41
Narrative - Max Aggregate Offering Price	$ 10,575,000
Final Prospectus	true